Income tax	12 Months Ended
Sep. 30, 2021
Income tax
Income tax

7.    Income tax

	2021	2020	2019
	$	$	$
The tax (charge)/credit on the profit/(loss) on ordinary activities for the year was as follows:
Current tax
Current tax credit/(charge) – R&D	—	—	821,350
Deferred Tax	—	568,534	(567,632)
Income tax credit	—	568,534	253,718

7.    Income tax (continued)

Factors affecting tax charge/credit for the year

The tax assessed for the period is higher than (2020 - lower than; 2019 - lower than) the standard rate of corporation tax in the United Kingdom of 19% (2020 - 19%; 2019 - 19%). The differences are explained below:

	2021	2020	2019
	$	$	$
(Loss) / Profit from continuing operations	(271,729,101)	(1,136,853)	783,847
Tax at the applicable rate of 19% (2020 – 19%, 2019 – 19%)	(51,628,512)	(216,002)	148,931
Tax effect of income and expenses that are not taxable / deductible in determining profit
Disallowable expenditure	754,359	24,013	60,122
Fixed asset timing differences	—	(852,403)	(708,247)
Unutilised losses	3,103,171	1,420,938	140,615
Tax losses surrendered for R&D credit	—	—	(209,053)
Unutilised tax losses on which deferred tax is not recognised	1,990,522	191,988	—
R&D tax credit	33,251	—	821,350
Additional deduction for R&D	(1,104,676)	—	—
Remeasurement of R&D	(1,322,616)	—	—
Fair valuation of warrants	18,637,113	—	—
Reverse acquisition expense	29,537,388	—	—
Total tax credit	—	568,534	253,718